CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES
13.    CONTINGENCIES
Contingencies
From time to time, the Group is also subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.